Supplementary information on oil and gas activities (unaudited) - Summary of results of operations - (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	$ 1,143,820	$ 652,187	$ 273,938
Production costs, excluding depreciation
Operating and other costs	133,385	107,123	88,018
Royalties	144,837	86,241	38,908
Depreciation, depletion and amortization	234,862	191,313	147,674
Exploration expenses	736	561	646
Operating profit (loss) before income tax	433,514	152,764	(112,862)
Income tax	(163,979)	(102,114)	10,113
Oil & gas operating profit (loss)	269,535	50,650	(102,749)
Argentina [Member]
Production costs, excluding depreciation
Exploration expenses			0
Oil And Gas Producing Activities [Member] | Argentina [Member]
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	1,143,820	652,187	273,938
Total revenue	1,143,820	652,187	273,938
Production costs, excluding depreciation
Operating and other costs	(133,885)	(108,028)	(88,018)
Royalties	(144,837)	(86,241)	(38,908)
Total production costs	(278,722)	(194,269)	(126,926)
Depreciation, depletion and amortization	(234,862)	(191,313)	(147,674)
Exploration expenses	(624)	(561)	(646)
Discount for well plugging and abandonment liabilities	(2,444)	(2,546)	(2,584)
Reversal (Impairment) of long-lived assets	0	14,044	(14,438)
Operating profit (loss) before income tax	627,168	277,542	(18,330)
Income tax	(188,150)	(83,263)	5,499
Oil & gas operating profit (loss)	$ 439,018	$ 194,279	$ (12,831)